Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net income	$ 77,575	$ 63,329	$ 73,069
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Provision for credit losses	102,638	124,664	167,932
Depreciation and amortization	19,469	18,165	20,508
Deferred income tax (benefit) expense	(639)	(15,972)	51,279
Stock-based compensation expense	5,692	4,640	6,853
Tax benefit from stock-based compensation arrangements	129	881	81
Excess tax benefits from stock-based compensation arrangements	(306)	(1,354)	(981)
Net amortization of premium on securities	4,434	8,910	1,729
Mortgage servicing rights fair value change and amortization, net	4,673	2,977	2,031
Originations and purchases of mortgage loans held-for-sale	(2,545,385)	(3,746,127)	(4,666,506)
Proceeds from sales of mortgage loans held-for-sale	2,638,162	3,723,773	4,503,982
Originations of premium finance receivables held-for-sale			(1,146,342)
Proceeds from sales and securitizations of premium finance receivables held-for-sale			462,580
Bank owned life insurance income, net of claims	(2,569)	(2,404)	(2,044)
Gain on sales of premium finance receivables			(8,576)
Decrease (increase) in trading securities, net	2,389	28,895	(29,375)
Net increase in brokerage customer receivables	(3,376)	(3,678)	(2,970)
Gain on mortgage loans sold	(41,854)	(73,378)	(52,075)
(Gains) losses on available-for-sale securities, net	(1,792)	(9,832)	268
Gain on bargain purchases	(37,974)	(44,231)	(156,013)
Loss on sales of premises and equipment, net	29	17	362
Decrease (increase) in accrued interest receivable and other assets, net	154,112	141,518	(64,393)
Decrease in accrued interest payable and other liabilities, net	(9,720)	(15,349)	(2,427)
Net Cash Provided by (Used for) Operating Activities	365,687	205,444	(841,028)
Investing Activities:
Proceeds from maturities of available-for-sale securities	1,483,986	1,032,581	1,423,164
Proceeds from sales of available-for-sale securities	1,265,046	710,290	1,273,634
Purchases of available-for-sale securities	(3,087,864)	(2,016,636)	(2,457,086)
Proceeds from sales and securitizations of premium finance receivables			600,000
Net cash received (paid) for acquisitions	91,571	62,189	(745,916)
Net decrease (increase) in interest-bearing deposits with banks	140,684	366,099	(902,654)
Net increase in loans	(772,675)	(706,285)	(38,775)
Purchases of premises and equipment, net	(79,132)	(30,510)	(18,275)
Net Cash Used for Investing Activities	(958,384)	(582,272)	(865,908)
Financing Activities:
Increase in deposit accounts	385,335	197,614	1,540,308
Increase (decrease) in other borrowings, net	226,050	13,173	(89,327)
Decrease in Federal Home Loan Bank advances, net		(36,735)	(5,000)
Repayment of subordinated note	(15,000)	(10,000)	(10,000)
Excess tax benefits from stock-based compensation arrangements	306	1,354	981
Redemption of Series B preferred stock		(250,000)
Issuance of prepaid common stock purchase contracts		179,316
Issuance of common stock, net of issuance costs		315,108
Issuance of common shares resulting from exercise of stock options, employee stock purchase plan and conversion of common stock warrants	3,586	3,956	4,912
Common stock repurchases	(112)	(218)	(443)
Dividends paid	(10,344)	(22,776)	(21,783)
Net Cash Provided by Financing Activities	589,821	390,792	1,419,648
Net (Decrease) Increase in Cash and Cash Equivalents	(2,876)	13,964	(287,288)
Cash and Cash Equivalents at Beginning of Period	172,580	158,616	445,904
Cash and Cash Equivalents at End of Period	169,704	172,580	158,616
Cash paid during the year for:
Interest	146,982	177,422	218,602
Income taxes, net	57,474	34,730	8,646
Acquisitions:
Fair value of assets acquired, including cash and cash equivalents	1,257,085	673,277	911,023
Value ascribed to goodwill and other intangible assets	37,198	1,590	1,800
Fair value of liabilities assumed	1,220,189	730,522
Non-cash activities
Transfer to other real estate owned from loans	59,669	68,663	112,015
Common stock issued for acquisitions	$ 27,091